Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases

Note 20 Leases

This note provides information for leases where the Company is the lessee.

Amounts Recognized in the Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Right-of-use assets - Buildings	$5,687,638	$6,356,771

Lease liabilities
Current	$577,803	$522,297
Non-current	5,910,316	6,488,119
Total	$6,488,119	$7,010,416

In March 2024, the Company extended its lease term for a period of five years, which resulted in a revaluation of the right-of-use assets during the 2024 fiscal year. Refer to Note 31, Financial risk management, for a maturity analysis of lease liabilities.

Amounts recognized in the statement of profit or loss and other comprehensive (loss) income

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Depreciation of right-of-use assets - Buildings	$669,087	$618,651	$430,514
Interest expense	$286,503	$276,728	$212,354

The total cash outflow for leases in the years ended December 31, 2025 and 2024, are $808,800 and $573,600, respectively. The Company had no short-term leases at December 31, 2025, and 2024.